LEASES - Summary of maturities of operating lease liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Lessee, Lease, Description [Line Items]
Year ending December 31, 2026	$ 2,038
Year ending December 31, 2027	1,133
Year ending December 31, 2028	1,133
Year ending December 31, 2029	1,131
Year ending December 31, 2030	1,131
Over year ending December 31, 2030	28,071
Total future minimum lease payments	34,637
Less: amount representing interest	(20,540)
Present value of future minimum lease payments	14,097
Present value of future minimum lease payments current portion	(2,002)	$ (1,553)
Present value of future minimum lease payments non-current portion	$ 12,095	$ 12,227